Aug. 04, 2021
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED AUGUST 4, 2021
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROS
P
ECTUS
OF EACH FUND LISTED IN
SCHEDULE A
(EACH A “FUND”)

I.	Principal Investment Strategies
On or about September 10, 2021 (the “Effective Date”) the third from the last paragraph under the heading “Principal investment strategies” in each Fund’s Prospectus (and Summary Prospectus, as applicable) is hereby deleted in its entirety and replaced with the following:
Within an emerging market country, the subadviser selects securities that it believes have favorable investment potential. For example, the fund may purchase stocks of companies with prices that reflect a value lower than that which the subadviser places on the company. The subadviser may also consider factors it believes will cause the stock price to rise. In general, the subadviser will consider, among other factors, an issuer’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends and environmental, social, and governance risks and opportunities when deciding whether to buy or sell investments. The fund may invest in companies of any size and market capitalization.
The subadviser assesses environmental, social and governance (“ESG”) risks and opportunities that could impact the ability of an issuer to generate future sustainable returns. These may include such factors as:

•	shareholder rights,

•	accounting standards,

•	remuneration,

•	board structure,

•	supply chain,

•	data protection,

•	pollution/hazardous waste policies,

•	water usage, and

•	climate change policies.
The subadviser assesses these factors both quantitatively and qual itati
vely, through its direct research and engagement process. The subadviser considers sustainability risks tied to ESG factors relevant to the returns of the fund. Because investing on the basis of ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the subadviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.
In addition, the fund seeks to avoid investing in companies that the subadviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, coal-based power generation, the mining of thermal coal, the production, sale or distribution of dedicated and key components of antipersonnel mines and cluster munitions or the subadviser has assessed as ‘fail’ under the principles set forth in the UN Global Compact.
II.	Principal Risks
On the Effective Date, the ESG investment strategy risk set forth below is hereby added under the heading “Principal risks” in each Fund’s Prospectus (and Summary Prospectus, as applicable) and under the headings “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund” in each Fund’s Prospectus.
ESG investment strategy risk.
The fund’s ESG investment strategy limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The fund’s ESG investment strategy may result in the fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The fund may also underperform other funds that apply different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics.

III.	Other Related Disclosure Changes
On the Effective Date, the disclosure in the last paragraph under the heading “More on the fund’s investment strategies, investments and risks – Selection process” in each Fund’s Prospectus is deleted in its entirety and replaced by the following:
Instances when the team would sell a stock include the following:

•	the shares have reached their target price and on review, the team has concluded that there is little further upside

•	the investment case has been undermined and the team’s conviction is therefore reduced

•	the stock has been displaced by a higher conviction idea

•
the issuer becomes significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, coal-based power generation, the mining of thermal coal, the production, sale or distribution of dedicated and key components of antipersonnel mines and cluster munitions or the subadviser has assessed the issuer as ‘fail’ under the principles set forth in the UN Global Compact.

SCHEDULE A

Fund	Date of Summary Prospectus,as applicable, and Statutory Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie SMASh Series EM Fund	November 25, 2020